Average Annual Total Returns - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(30.45%)
Since Inception	(20.58%)	[1]
Fidelity Advisor Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(27.40%)
Since Inception	(18.24%)	[2]
Fidelity Advisor Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(31.88%)
Since Inception	(21.49%)	[3]
Fidelity Advisor Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(31.80%)
Since Inception	(22.07%)	[3]
Fidelity Advisor Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.66%)
Since Inception	(15.75%)	[3]
Fidelity Advisor Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(29.01%)
Since Inception	(19.25%)	[4]
Fidelity Advisor Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(27.49%)
Since Inception	(18.35%)	[5]
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Since Inception	(15.88%)

[1]	BFrom May 11, 2021.
[2]	EFrom May 11, 2021.
[3]	AFrom May 11, 2021.
[4]	CFrom May 11, 2021.
[5]	DFrom May 11, 2021.